Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses		$ 215,533
Available-for-sale, amortized cost			$ 260,060
Held-to-maturity, at fair value		212,307	156,860
Mortgage servicing rights, carried at fair value		6,125	11,517
Equity securities, carried at fair value		34,009	41,936
Loans		887,637	962,265
Other assets		87,337	78,917
Assets	[1]	1,955,163	1,927,555
Liabilities
Accrued expenses and other liabilities, carried at fair value		22,441	17,430
Long-term debt		212,950	228,191
Total liabilities	[2]	$ 1,769,243	$ 1,739,571
Wells Fargo stockholders’ equity:
Common stock, par value (in dollars per share)		$ 1.6666	$ 1.6666
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		1,337,799,931	1,347,385,537
Fair value option election [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		$ 18,806	$ 17,578
Carrying value [Member]
Liabilities
Long-term debt		212,922	228,159
VIEs that we consolidate [Member]
Assets [Abstract]
Assets		13,983	14,505
VIEs that we consolidate [Member] | Carrying value [Member]
Assets [Abstract]
Debt securities		967	540
Loans		10,900	13,200
Other assets		310	658
Assets		12,146	14,368
VIEs that we consolidate [Member] | Carrying value [Member] | Nonrecourse [Member]
Liabilities
Long-term debt		203	587
Other liabilities		900	639
Total liabilities		$ 1,100	$ 1,200

[1]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.
[2]	Our consolidated liabilities at December 31, 2020 and 2019, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $203 million and $587 million; All other liabilities, $900 million and $639 million; and Total liabilities, $1.1 billion and $1.2 billion, respectively. Prior period balances have been conformed to current period presentation.